                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/08

              Date of Reporting Period:  Six months ended 2/29/08

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated Investors
World-Class Investment Manager

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2008	2007	2006 [1]

Net Asset Value, Beginning of Period	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.26	0.46	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.46	0.08	(0.25)

TOTAL FROM INVESTMENT OPERATIONS	0.72	0.54	0.18

Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.43)

Net Asset Value, End of Period	$10.32	$9.83	$9.75

Total Return[2]	7.43%	5.69%	1.90%

Ratios to Average Net Assets:

Net expenses	0.30%[3]	0.31%	0.30%

Net investment income	4.66%[3]	4.73%	4.65%

Expense waiver/reimbursement[4]	1.74%[3]	1.58%	4.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$63	$4,926	$5,186

Portfolio turnover	18%	51%	220%

1 The date of initial public investment was September 1, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2008	2007	2006 [1]

Net Asset Value, Beginning of Period	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.22	0.44	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.49	0.08	(0.25)

TOTAL FROM INVESTMENT OPERATIONS	0.71	0.52	0.16

Less Distributions:
Distributions from net investment income	(0.22)	(0.44)	(0.41)

Net Asset Value, End of Period	$10.32	$9.83	$9.75

Total Return[2]	7.30%	5.43%	1.64%

Ratios to Average Net Assets:

Net expenses	0.55%[3]	0.55%	0.55%

Net investment income	4.40%[3]	4.48%	4.40%

Expense waiver/reimbursement[4]	1.86%[3]	1.59%	0.99%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,004	$18,887	$23,261

Portfolio turnover	18%	51%	220%

1 The date of initial public investment was September 1, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2007	Ending Account Value 2/29/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,074.30	$1.55

Institutional Service Shares	$1,000	$1,073.00	$2.83

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.37	$1.51

Institutional Service Shares	$1,000	$1,022.13	$2.77

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%

Institutional Service Shares	0.55%

Portfolio of Investments Summary Table

At February 29, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]

U.S. Treasury and Agency Securities[3]	46.9%

Corporate Debt Securities	29.5%

Mortgage-Backed Securities[4]	18.1%

Asset-Backed Securities	2.1%

Derivative Contracts[5]	0.1%

Cash Equivalents[6]	5.3%

Other Assets and Liabilities--Net[7]	(2.0)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities and derivative contracts in which the Funds invests.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Based upon net unrealized appreciation (depreciation) on derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values, or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Cash Equivalents include any investments in money market mutual funds.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies. See Note 2 above.

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value

		CORPORATE BONDS--29.3%
		Basic Industry - Chemicals--0.7%
$100,000		Praxair, Inc., 6.375%, 4/1/2012	$109,226
10,000		Rohm & Haas Co., 6.00%, 9/15/2017	10,198

		TOTAL	119,424

		Basic Industry - Metals & Mining--0.5%
35,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	33,930
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	51,447

		TOTAL	85,377

		Capital Goods - Aerospace & Defense--1.3%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,820
100,000		Boeing Co., Note, 5.125%, 2/15/2013	106,033
50,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	53,264
50,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	51,893

		TOTAL	232,010

		Capital Goods - Diversified Manufacturing--0.6%
20,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	21,204
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	34,953
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	56,647

		TOTAL	112,804

		Communications - Media & Cable--0.8%
50,000		Comcast Corp., 7.125%, 6/15/2013	53,929
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	20,875
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	50,561
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	24,752

		TOTAL	150,117

		Communications - Media Noncable--0.3%
50,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	58,847

		Communications - Telecom Wireless--0.6%
50,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	49,885
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,231
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	39,934

		TOTAL	100,050

		Communications - Telecom Wirelines--0.7%
20,000		Embarq Corp., 6.738%, 6/1/2013	20,628
50,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	52,117
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--continued
$50,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	$50,206

		TOTAL	122,951

		Consumer Cyclical - Automotive--0.9%
60,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	61,624
100,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	104,605

		TOTAL	166,229

		Consumer Cyclical - Entertainment--0.1%
10,000		Time Warner, Inc., 5.50%, 11/15/2011	10,153

		Consumer Cyclical - Retailers--0.5%
25,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	26,408
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	20,757
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	31,837
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	9,523

		TOTAL	88,525

		Consumer Non-Cyclical Food/Beverage--1.6%
40,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	42,172
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	62,749
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	40,533
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,082
30,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	31,894
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,215
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	64,504

		TOTAL	289,149

		Consumer Non-Cyclical Health Care--0.9%
50,000		Anthem, Inc., 6.80%, 8/1/2012	54,749
50,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	51,591
50,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	48,532

		TOTAL	154,872

		Consumer Non-Cyclical Pharmaceuticals--0.9%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	42,701
60,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	62,108
50,000		Genentech, Inc., Note, 4.40%, 7/15/2010	51,658

		TOTAL	156,467

		Consumer Non-Cyclical Products--0.1%
25,000		Whirlpool Corp., 5.50%, 3/1/2013	25,490

		Consumer Non-Cyclical Tobacco--0.3%
50,000		Altria Group, Inc., 5.625%, 11/4/2008	51,151

		CORPORATE BONDS--continued
		Energy - Independent--1.0%
$50,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	$51,910
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	49,381
20,000		Pemex Project Funding Master, 5.75%, 12/15/2015	20,533
50,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	55,970

		TOTAL	177,794

		Energy - Integrated--0.9%
100,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	107,335
54,446	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	56,824

		TOTAL	164,159

		Energy - Oil Field Services--0.2%
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	40,094

		Financial Institution - Banking--4.2%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	51,106
100,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	91,193
60,000		Capital One Capital IV, 6.745%, 2/17/2037	41,208
100,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	101,270
50,000		HSBC Finance Corp., 4.75%, 4/15/2010	50,334
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	31,482
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	104,826
50,000		Popular North America, Inc., 5.65%, 4/15/2009	50,185
50,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	48,964
100,000		Wachovia Corp., 4.375%, 6/1/2010	102,399
50,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	47,711
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	46,304

		TOTAL	766,982

		Financial Institution - Brokerage--5.0%
100,000		Blackrock, Inc., 6.25%, 9/15/2017	104,765
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	21,209
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	101,327
100,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	108,445
100,000		Invesco Ltd., Note, 4.50%, 12/15/2009	100,975
10,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	10,456
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	10,566
100,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	102,328
20,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	21,755
100,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	101,486
100,000		Morgan Stanley, Note, 4.00%, 1/15/2010	100,737
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	$19,940
100,000		Nuveen Investments, 5.00%, 9/15/2010	89,500

		TOTAL	893,489

		Financial Institution - Finance Noncaptive--1.1%
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	50,909
40,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	26,216
75,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	79,468
50,000		International Lease Finance Corp., 4.875%, 9/1/2010	51,139

		TOTAL	207,732

		Financial Institution - Insurance - Health--0.1%
15,000		Aetna US Healthcare, 5.75%, 6/15/2011	15,771

		Financial Institution - Insurance - P&C--1.1%
40,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	40,142
30,000		CNA Financial Corp., 6.50%, 8/15/2016	30,571
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,542
50,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	49,885
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	50,472

		TOTAL	203,612

		Financial Institution - REITs--0.7%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	18,303
15,000		Liberty Property LP, 6.625%, 10/1/2017	14,566
50,000		Prologis, Note, 5.25%, 11/15/2010	50,939
50,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	50,605

		TOTAL	134,413

		Technology--1.5%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	16,108
50,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	51,977
35,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	36,935
115,000		Harris Corp., 5.95%, 12/1/2017	118,259
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	25,759
20,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	20,738

		TOTAL	269,776

		Transportation - Railroads--0.6%
50,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	49,186
55,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	59,537

		TOTAL	108,723

		CORPORATE BONDS--continued
		Transportation - Services--0.2%
$40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	$36,971

		Utility - Electric--1.3%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	20,900
50,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	53,488
50,000		FirstEnergy Corp., 6.45%, 11/15/2011	53,006
55,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	56,980
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	20,446
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	36,684

		TOTAL	241,504

		Utility - Natural Gas Distributor--0.6%
100,000		Atmos Energy Corp., 4.00%, 10/15/2009	100,781

		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,204,894)	5,285,417

		ASSET-BACKED SECURITIES--2.1%
100,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	96,709
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	241,907
50,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	46,933

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $402,136)	385,549

		CORPORATE NOTES--0.3%
		Communications - Telecom Wirelines--0.3%
50,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $49,140)	50,718

		MORTGAGE-BACKED SECURITIES--4.4%
198,957		Federal Home Loan Mortgage Corp., Pool A50410, 6.00%, 7/1/2036	203,434
204,461		Federal Home Loan Mortgage Corp., Pool J01698, 4.50%, 4/1/2021	204,512
390,921		Federal National Mortgage Association, Pool 697742, 5.00% 6/1/2033	386,426
371		Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017	404

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $786,481)	794,776

		GOVERNMENT AGENCIES--16.4%
2,800,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011 (IDENTIFIED COST $2,941,919)	2,963,491

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.4%
65,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049 (IDENTIFIED COST $65,322)	63,444

Principal Amount or Shares			Value

		U.S. TREASURY--29.9%
$529,105		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	$569,116
550,000		United States Treasury Note, 4.625%, 2/29/2012	600,567
2,600,000		United States Treasury Note, 4.75%, 2/15/2010	2,755,487
400,000		United States Treasury Note, 4.75%, 5/15/2014	443,991
1,000,000	[3]	United States Treasury Note, 4.875%, 5/15/2009	1,039,231

		TOTAL U.S. TREASURY (IDENTIFIED COST $5,090,469)	5,408,392

		MUTUAL FUNDS--16.9%[4]
225,592		Federated Mortgage Core Portfolio	2,262,687
798,922		Prime Value Obligations Fund, Institutional Shares, 3.57%[5]	798,922

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,989,794)	3,061,609

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $17,530,155)[6]	18,013,396

		OTHER ASSETS AND LIABILITIES -- NET--0.3%[7]	54,400

		TOTAL NET ASSETS--100%	$18,067,796

At February 29, 2008, the Fund had the following outstanding futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

[8]	United States Treasury Notes 2-Year Long Futures	30	$6,447,656	June 2008	$43,955
[8]	United States Treasury Notes 10-Year Long Futures	27	$3,166,594	June 2008	$71,411
[8]	United States Treasury Notes 5-Year Short Futures	54	$6,169,500	June 2008	$(92,162)

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$23,204

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities--Net.”

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $560,877, which represented 3.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At February 29, 2008, these liquid restricted securities amounted to $560,877, which represented 3.1% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

4 Affiliated companies.

5 7-Day net yield.

6 Also represents cost of investments for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,061,609 of investments in affiliated issuers (Note 5) (identified cost $17,530,155)		$18,013,396
Income receivable		124,751
Receivable for daily variation margin		13,077

TOTAL ASSETS		18,151,224

Liabilities:
Income distribution payable	$59,073
Payable for transfer and dividend disbursing agent fees and expenses	10,623
Payable for shareholder services fee (Note 5)	3,496
Payable for auditing fees	10,037
Accrued expenses	199

TOTAL LIABILITIES		83,428

Net assets for 1,750,044 shares outstanding		$18,067,796

Net Assets Consist of:
Paid-in capital		$17,619,485
Net unrealized appreciation of investments and futures contracts		506,445
Accumulated net realized loss on investments and futures contracts		(58,338)
Undistributed net investment income		204

TOTAL NET ASSETS		$18,067,796

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$63,334 ÷ 6,135 shares outstanding, no par value, unlimited shares authorized		$10.32

Institutional Service Shares:
$18,004,462 ÷ 1,743,909 shares outstanding, no par value, unlimited shares authorized		$10.32

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$95,955
Interest			453,800

TOTAL INCOME			549,755

Expenses:
Investment adviser fee (Note 5)		$44,337
Administrative personnel and services fee (Note 5)		94,481
Custodian fees		5,326
Transfer and dividend disbursing agent fees and expenses		15,117
Directors’/Trustees’ fees		2,293
Auditing fees		11,237
Legal fees		6,282
Portfolio accounting fees		30,810
Shareholder services fee--Institutional Service Shares (Note 5)		22,427
Account administration fee--Institutional Service Shares		467
Share registration costs		14,663
Printing and postage		9,557
Insurance premiums		3,091
Miscellaneous		862

TOTAL EXPENSES		260,950

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(44,337)
Waiver of administrative personnel and services fee	(17,294)
Reimbursement of other operating expenses	(142,629)

TOTAL WAIVERS AND REIMBURSEMENTS		(204,260)

Net expenses			56,690

Net investment income			493,065

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			275,630
Net realized gain on futures contracts			321,834
Net change in unrealized appreciation of investments			476,816
Net change in unrealized depreciation of futures contracts			39,737

Net realized and unrealized gain on investments and futures contracts			1,114,017

Change in net assets resulting from operations			$1,607,082

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2008	Year Ended 8/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$493,065	$1,176,190
Net realized gain on investments and futures contracts	597,464	67,515
Net change in unrealized appreciation/depreciation of investments and futures contracts	516,553	122,601

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,607,082	1,366,306

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(88,591)	(237,909)
Institutional Service Shares	(405,696)	(937,128)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(494,287)	(1,175,037)

Share Transactions:
Proceeds from sale of shares	77,046	484,436
Net asset value of shares issued to shareholders in payment of distributions declared	2,374	1,872
Cost of shares redeemed	(6,937,064)	(5,310,980)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,857,644)	(4,824,672)

Change in net assets	(5,744,849)	(4,633,403)

Net Assets:
Beginning of period	23,812,645	28,446,048

End of period (including undistributed net investment income of $204 and $1,426, respectively)	$18,067,796	$23,812,645

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2008 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on February 29, 2008. As of and during the period ended February 29, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cashflows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 29, 2008, the Fund had a net realized gain on futures contracts of $321,834.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund’s Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/29/2008		Year Ended 8/31/2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	4,980	$49,830	1,016	$10,019
Shares issued to shareholders in payment of distributions declared	31	317	5	49
Shares redeemed	(500,000)	(5,120,000)	(31,667)	(309,077)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(494,989)	$(5,069,853)	(30,646)	$(299,009)

	Six Months Ended 2/29/2008		Year Ended 8/31/2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	2,540	$27,216	48,425	$474,417
Shares issued to shareholders in payment of distributions declared	202	2,057	186	1,823
Shares redeemed	(180,337)	(1,817,064)	(512,330)	(5,001,903)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(177,595)	$(1,787,791)	(463,719)	$(4,525,663)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(672,584)	$(6,857,644)	(494,365)	$(4,824,672)

4. FEDERAL TAX INFORMATION

At February 29, 2008, the cost of investments for federal tax purposes was $17,530,155. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $483,241. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $579,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $96,019.

At August 31, 2007, the Fund had a capital loss carryforward of $624,822 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2014	$9,582

2015	$615,240

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 29, 2008, the Adviser voluntarily waived $43,739 of its fee and voluntarily reimbursed $142,629 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 29, 2008, the net fee paid to FAS was 0.696% of average daily net assets of the Fund. FAS waived $17,294 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2008, the Fund’s Institutional Service Shares did not incur a distribution services fee. On November 15, 2007, the Fund’s Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund’s Institutional Service Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on April 30, 2008.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended February 29, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 29, 2008, the Adviser reimbursed $598. Transactions with affiliated companies during the six months ended February 29, 2008, are as follows:

Affiliates	Balance of Shares Held 8/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/29/2008	Value	Dividend Income

Federated Mortgage Core Portfolio	219,302	6,290	--	225,592	$2,262,687	$62,504

Prime Value Obligations Fund, Institutional Shares	1,661,262	3,112,524	3,974,864	798,922	$798,922	$33,451

TOTAL OF AFFILIATED TRANSACTIONS	1,880,564	3,118,814	3,974,864	1,024,514	$3,061,609	$95,955

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2008, were as follows:

Purchases	$683,256

Sales	$1,287,293

7. LINE OF CREDIT

The Fund participated in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 29, 2008, there were no outstanding loans. During the six months ended February 29, 2008, the Fund did not utilize the LOC. Effective March 18, 2008, the borrowing limit of the LOC was reduced to $100,000,000; other terms of the agreement were unchanged.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of February 29, 2008, there were no outstanding loans. During the six months ended February 29, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Fund’s remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the period ending December 31, 2006, the Fund’s performance for the one year period was below the median of the relevant peer group. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE        April 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER
DATE        April 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE        April 23, 2008